Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2019 and 2018:

(in thousands)	Estimated useful life (in years)	2019	2018
Land	—	$17,684	$17,938
Buildings and improvements	5-40	341,032	322,751
Machinery and equipment	3-10	292,294	306,750
Computer software	3-7	301,604	277,006
Furniture and office equipment	3-10	102,901	109,770
Construction in progress	—	98,858	80,874
		1,154,373	1,115,089
Less: Accumulated depreciation and amortization		(699,130)	(603,430)
Property, plant and equipment, net		$455,243	$511,659

Asset Impairment Charges
We recorded asset impairment charges as follows below for the years ended December 31, 2019 and 2018.

	Year ended
	December 31,
(in thousands)	2019	2018
Machinery and equipment	$9,177	$—
Computer software	44,649	2,911
Furniture and office equipment	4,030	—
Construction in progress	41,870	4,979
Total impairment in property, plant and equipment	$99,726	$7,890